Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt [Abstract]
Debt

Note 5 – Debt

On October 21, 2022 (the “Closing Date”), the Company entered into a Loan and Security Agreement (the “Loan Agreement”) with JGB Collateral, LLC, a Delaware limited liability company (“JGB”), in its capacity as collateral agent (the “Agent”) and the several financial institutions or entities that from time to time become parties to the Loan Agreement as lenders (collectively, the “Lender”).

The Loan Agreement provided for term loans in an aggregate principal amount of up to $11.0 million under two tranches. The tranches consist of (a) a first tranche consisting of term loans in the aggregate principal amount of $5.5 million, of which the entire amount was funded to the Company on the Closing Date (the “Initial Term Loan Advance”); and (ii) a second tranche consisting of term loans in the aggregate principal amount of an additional $5.5 million, which may funded to the Company by the Lender in its sole and absolute discretion (subject to the terms and conditions of the Loan Agreement) until the date that is six months after the Closing Date (the “Second Term Loan Advance” and together with the Initial Term Loan Advance, the “Term Loan Advances”). Each of the Term Loan Advances will be issued with an original issue discount of $500,000.

In connection with the entry into the Loan Agreement, with respect to the Initial Term Loan Advance, the Company issued to the Lender a warrant (the “Warrant”) to purchase 1,000,000 shares (the “Warrant Shares”) of the Company’s Class A common stock, par value $0.0001 per share (the “Common Stock”). The Warrant will be exercisable for a period of five years from the date of issuance at a per-share exercise price equal to $2.00, subject to certain adjustments as specified in the Warrant. If the Company seeks and obtains the Second Loan Term Advance in accordance with the terms of the Loan Agreement, the Company will issue another Warrant to the Lender to purchase 1,000,000 shares of the Company’s Common Stock at a per-share exercise price equal to $2.00 and otherwise on the same terms and conditions as the Warrant issued with respect to the Initial Term Loan Advance. The Warrant also provides for customary shelf and piggyback registration rights with respect to the Warrant Shares.

The effective interest rate on the Initial Term Loan Advance of $5.5 million note was 17.9%. The Company incurred debt issue issuance costs of approximately $165,000 in connection with this loan and recorded a discount of $500,000. As of December 31, 2022, the Company had $4.2 million outstanding net of amortization of debt issuance costs of $18,903 and $56,735 amortization of discount on the note. The Company incurred $166,527 of interest expense on the note during the quarter and year ended December 31, 2022. A portion of the note was attributed to the warrants for 1,000,000 shares of the Company’s stock which at the time of issuance had been valued at $799,000 using the Black-Scholes model. As of December 31, 2022, the fair value of the warrant was determined to be approximately $551,000 and at March 31, 2023 the fair value of the warrant was determined to be $73,000, and accordingly, the decrease in its value was recorded as a change in fair value of warrants on the condensed consolidated statement of operations. The loan requires the Company to make 30 monthly payments of $183,333 beginning on April 30, 2023, with the last payment due September 30, 2025. On January 6, 2023, the Company notified its Agent and Lender that it was not in compliance with the Consolidated Quarterly Net Revenue Covenant (as defined in the Loan Agreement) for the calendar quarter ended December 31, 2022. On February 22, 2023, the Company and JGB executed an amendment to the Loan Agreement (the “Amendment”) and on February 27, 2023, the Company repaid $2.0 million of the loan to JGB.

On February 22, 2023 the Company and the Agent executed an amendment to the Loan Agreement (the “Amendment”), which, among other things, (i) the Company agreed to repay the principal amount of the term loan to the Agent in the following installments: (A) $2 million on February 23, 2023, (B) $1 million on August 22, 2023 and (C) the entire remaining principal balance and all accrued but unpaid interest which remained at the original loan rate of 8.0% (including the Original Issue Discount, as defined in the Amendment) on August 22, 2024; (ii) the Agent agreed to withdraw the Notice of Default and not exercise its purported rights and remedies thereunder; (iii) the Lender may elect, at any time and from time to time, to convert any outstanding portion of the outstanding term loan into shares of the Company’s common stock at a conversion price of $0.50 per share; (iv) removed the “Cash Minimum” covenant of which the Company had to maintain unrestricted, unencumbered Cash (as defined in the Loan Agreement) of at least $2,000,000; (v) removed the EBITDA (as defined in the Loan Agreement) covenant of which the Company had to maintain at least the applicable EBITDA Target (as defined in the Loan Agreement) for each calendar quarter; (vi) removed the revenue covenant in which the Company had to maintain consolidated quarterly net revenue of at least $75 million each calendar quarter and (vii) provided a lien to JGB in the Company’s claims for trademark infringement against Volkswagen Group of America, Inc. pursuant to the lawsuit currently pending in the United States District Court for the District of New Jersey and captioned as Onyx Enterprises Int’l, Corp v. Volkswagen Group of America, Inc., and all proceeds and products thereof and United States District Court for the District of Massachusetts and captioned as Onyx Enterprises International Corp. v. ID Parts LLC, and all proceeds and products thereof (collectively, the “Volkswagen Trademark Claims”), provided that the Company can secure the Permitted Litigation Indebtedness (as defined in the Amendment) on the terms described in the Amendment.

In connection with the Amendment, the Company and the Agent entered into an Amended and Restated Intellectual Property and Security Agreement (the “A&R Security Agreement”) which amended and restated that certain Intellectual Property and Security Agreement, dated as of October 21, 2022. The A&R Security Agreement removed the exclusion of the Volkswagen Trademark Claims from the Agent’s security interest in the Company’s intellectual property.

The Amendment was accounted for as a debt extinguishment in accordance with ASC 470, which resulted in the Initial Term Loan Advance being derecognized and the convertible notes that were issued as a result of the Amendment being recorded at fair value with the difference resulting in a $879,045 loss on debt extinguishment for the three months ended March 31, 2023.

On March 6, 2023 (the “Initial Closing Date”), PARTS iD, Inc., a Delaware corporation (the “Company”), entered into a Note and Warrant Purchase Agreement (the “Purchase Agreement”) whereby the Company agreed to issue and sell to certain investors (collectively, the “Investors”), in a private placement, (a) an aggregate principal amount of up to $10 million in junior secured convertible promissory notes (the “Convertible Notes”) and (i) an aggregate of up to two million warrants to purchase the Company’s common stock at an exercise price of $0.50 per share (the “Warrants”), in one or more closings pursuant to the terms of the Purchase Agreement. All the disinterested directors of the Company’s Board of Directors, as well as the disinterested directors of the Audit Committee, reviewed and approved the terms of the Purchase Agreement, Convertible Notes and Warrants. As of the Initial Closing Date, the Company issued and sold (a) an aggregate principal amount of $2,900,000 of Convertible Notes and (ii) an aggregate of 580,000 Warrants, of which $2,650,000 of Convertible Notes and 530,000 Warrants were purchased by entities affiliated with certain directors, officers, and beneficial owners of the Company. At the time of issuance the fair value of the Warrants was determined to be $158,000 using the Black-Scholes model. As of March 31, 2023, the fair value of the Warrants was determined to be $80,000, and accordingly, the decrease in their value was recorded as a change in fair value of warrants on the condensed consolidated statement of operations.

The Convertible Notes accrue interest at 7.75% per annum, compounded semi-annually and such interest may be paid at the option of the Company either in cash or common stock. Upon the Company’s sale and issuance of equity or equity-linked securities pursuant to which the Company receives aggregate gross proceeds of at least $3 million (a “Qualified Equity Financing”), the Convertible Notes are mandatorily convertible into shares of such equity securities sold in the Qualified Equity Financing. The Company may, at its option, redeem the Convertible Notes (including the outstanding principal and any accrued but unpaid interest thereon) for cash, in full or in part, if the Convertible Notes have otherwise not been converted within 180 days of the date of issuance. In addition, upon a Change of Control (as defined in the Convertible Notes) of the Company, the Convertible Notes shall be repaid in full at or before the closing of such transaction in cash.

The Convertible Notes are strictly subordinated to the (a) senior secured indebtedness incurred or owed by the Company pursuant to that certain Loan and Security Agreement, dated as of October 21, 2022, by and among the Company, its subsidiary PARTS iD, LLC, a Delaware limited liability company and JGB Collateral, LLC, a Delaware limited liability company, in its capacity as collateral agent and the several financial institutions or entities that from time to time become parties thereto, as amended by that certain Amendment to Loan and Security Agreement, dated as of February 22, 2023 (the “Loan Agreement”); and (ii) the Permitted Litigation Indebtedness (as defined in the Loan Agreement).

Subject to the subordination provisions described above and more fully described in the Convertible Notes, the Convertible Notes are secured by a junior security interest in all the Company’s rights, title, and interest in and to all the Company’s assets. The Convertible Notes mature on March 6, 2025.

The Warrants will expire after 5 years from the date of issuance and may not be exercised on a cashless basis. The Warrants provide that a holder of Warrants will not have the right to exercise any portion of its Warrants, if such holder, together with its affiliates, and any other party whose holdings would be aggregated with those of the holder for purposes of Section 13(d) or Section 16 of the Exchange Act would beneficially own in excess of 4.99%, of the number of shares of the Company’s Common Stock outstanding immediately after giving effect to such exercise (the “Beneficial Ownership Limitation”); provided, however, that each holder may increase or decrease the Beneficial Ownership Limitation by giving notice to the Company, with any such increase not taking effect until the sixty-first day after such notice is delivered to the Company but not to any percentage in excess of 9.99%; provided that any holder of the Warrants that beneficially owns in excess of 19.99% of the number of shares of the Common Stock outstanding on the issuance date of the Warrants shall not be subject to the Beneficial Ownership Limitation.

The Company intends to use the proceeds from the issuance of the Convertible Notes and the Warrants for working capital purposes and the repayment of current indebtedness.

The Convertible Notes and the Warrants were issued by the Company in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and have not been registered under the Securities Act.

Note 4 – Debt

On October 21, 2022 (the “Closing Date”), the Company entered into a Loan and Security Agreement (the “Loan Agreement”) with JGB Collateral, LLC, a Delaware limited liability company (“JGB”), in its capacity as collateral agent (the “Agent”) and the several financial institutions or entities that from time to time become parties to the Loan Agreement as lenders (collectively, the “Lender”).

The Loan Agreement provided for term loans in an aggregate principal amount of up to $11.0 million under two tranches. The tranches consist of (i) a first tranche consisting of term loans in the aggregate principal amount of $5.5 million, of which the entire amount was funded to the Company on the Closing Date (the “Initial Term Loan Advance”); and (ii) a second tranche consisting of term loans in the aggregate principal amount of an additional $5.5 million, which may funded to the Company by the Lender in its sole and absolute discretion (subject to the terms and conditions of the Loan Agreement) until the date that is six months after the Closing Date (the “Second Term Loan Advance” and together with the Initial Term Loan Advance, the “Term Loan Advances”). Each of the Term Loan Advances will be issued with an original issue discount of $500,000.

In connection with the entry into the Loan Agreement, with respect to the Initial Term Loan Advance, the Company issued to the Lender a warrant (the “Warrant”) to purchase 1,000,000 shares (the “Warrant Shares”) of the Company’s Class A common stock, par value $0.0001 per share (the “Common Stock”). The Warrant will be exercisable for a period of five years from the date of issuance at a per-share exercise price equal to $2.00, subject to certain adjustments as specified in the Warrant. If the Company seeks and obtains the Second Loan Term Advance in accordance with the terms of the Loan Agreement, the Company will issue another Warrant to the Lender to purchase 1,000,000 shares of the Company’s Common Stock at a per-share exercise price equal to $2.00 and otherwise on the same terms and conditions as the Warrant issued with respect to the Initial Term Loan Advance. The Warrant also provides for customary shelf and piggyback registration rights with respect to the Warrant Shares.

The effective interest rate on the First Tranche of $5.5 million note was 17.9%. The Company incurred debt issue costs of approximately $165,000 in connection with this loan and recorded a discount of $500,000. As of December 31, 2022, the Company had $4.2 million outstanding net of amortization of debt issue costs of $18,903 and $56,735 amortization of discount on the note. The Company incurred $166,527 of interest expense on the note during the quarter and year ended December 31, 2022. A portion of the note was attributed to the warrant for 1,000,000 shares of the Company’s stock which at the time of issuance had been valued at $799,000 using the Black-Scholes model. As of December 31, 2022, the fair value of the warrant was determined to be approximately $551,000, and accordingly, the decrease in its value was recorded as an offset other income and expense on the consolidated statement of operations. The loan requires the Company to make payments of 30 monthly payments of $183,333 beginning on April 30, 2023 with the last payment due September 30, 2025. On January 6, 2023, the Company notified its Agent and Lender that it was not in compliance with the Consolidated Quarterly Net Revenue Covenant (as defined in the Loan Agreement) for the calendar quarter ended December 31, 2022. On February 22, 2023, the Company and JGB executed an amendment to the Loan Agreement and on February 27, 2023, the Company repaid $2.0 million of the loan to JGB.

See “Note 14 – Subsequent Events” for more information.